Intangible Assets, Net - Schedule of Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	¥ 143,650
2022	139,960
2023	99,282
2024	70,227
2025	70,227
Thereafter	163,865
Net book value	¥ 687,211	¥ 890,303